Stock Ownership Plans (Details) (USD $)	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 27, 2012	Feb. 28, 2011	Dec. 31, 2009	Dec. 31, 2012 Low end of range [Member]	Dec. 31, 2011 Low end of range [Member]	Dec. 31, 2010 Low end of range [Member]	Dec. 31, 2012 High end of range [Member]	Dec. 31, 2011 High end of range [Member]	Dec. 31, 2010 High end of range [Member]	May 31, 2011 2011 LTIP Plan [Member]	Dec. 31, 2012 Employee Stock [Member]	Dec. 31, 2012 Cost of products sold [Member]	Dec. 31, 2011 Cost of products sold [Member]	Dec. 31, 2010 Cost of products sold [Member]	Dec. 31, 2012 Selling General And Administrative [Member]	Dec. 31, 2011 Selling General And Administrative [Member]	Dec. 31, 2010 Selling General And Administrative [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2011 Research and Development Expense [Member]	Dec. 31, 2010 Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Fair Value of Market Based Awards - 2012	$ 8,000,000
Unrecognized Compensation Cost - Stock Options	25,000,000
Total fair value of market based awards - 2011 Awards		8,000,000
Fair value of the Free Cash Flow (FCF) performance awards	7,000,000
Closing stock price at year end	$ 5.73
Target payout of Free Cash Flows (FCF) performance awards	130.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	3,979,000	3,830,000	4,358,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	36,593,000	33,576,000	33,284,000			27,890,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 7	$ 8	$ 9			$ 12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	17,073,000	14,640,000	17,619,000
Stock price on date of grant for market-based awards				6.28	7.16
Measurement period - market based awards - 2012 Awards	3 years
Measurement period - market based awards - 2011 Awards		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate - 2012 Awards	0.38%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6	$ 7	$ 7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(10,158,000)	(10,344,000)	(8,431,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 9	$ 10	$ 14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(3,898,000)	(4,004,000)	(3,794,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value	$ 7	$ 6	$ 10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	54,881,000	60,921,000	60,374,000			64,712,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,726,000	16,311,000	11,008,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	(18,000)	(719,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 7	$ 7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(10,766,000)	(15,746,000)	(14,627,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 15	$ 12	$ 13
Stock-based compensation expense	108,000,000	128,000,000	150,000,000												15,000,000	25,000,000	25,000,000	69,000,000	74,000,000	93,000,000	24,000,000	29,000,000	32,000,000
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000											145,600,000
Common Stock, Capital Shares Reserved for Future Issuance	256,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(32,000,000)	(34,000,000)	(55,000,000)
Share-based compensation, net of tax benefit	76,000,000	94,000,000	95,000,000
compensation expense, per share - basic	$ 0.05	$ 0.06	$ 0.06
compensation expense, per share - diluted	$ 0.05	$ 0.06	$ 0.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.23	$ 7.11	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.60	$ 3.07	$ 3.11
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	43.00%	42.00%	42.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 10 months 24 days	6 years 1 month 6 days	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.95%	1.16%	1.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.15%	2.61%	2.93%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	1,000,000	1,000,000	1,000,000
Employee stock purchase plan, purchase price, range							$ 4.82	$ 4.81	$ 5.22	$ 5.16	$ 6.22	$ 5.31
Employee Stock Ownership Plan (ESOP), Compensation Expense	4,000,000	5,000,000	9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 12	$ 13	$ 14			$ 15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	37,111,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 7 months 10 days
Options expected to vest	16,227,000
Options expected to vest, weighted average exercise price	$ 7
Options expected to vest, weighted average remaining contractual life	8 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	53,338,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	60,000,000	71,000,000	62,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate - 2011 Awards		1.10%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														20,000,000
Amount of employees total compensation eligible for GESOP purchase	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														12,000,000
Unrecognized Compensation Cost - Non-vested stock awards	128,000,000
Unrecognized Compensation Cost	$ 153,000,000
weighted average remaining vesting period	1 year 6 months
annualweightedaverageforfeiturerate	10.20%